                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Menno Insurance Service d/b/a MMA Capital Management
Address: 1110 North Main Street
         Goshen
         Indiana 46528

13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Larry D. Miller
Title: President
Phone: 574/533-9511

Signature, Place, and Date of Signing:


/s/ Larry D. Miller                         Goshen, IN          July 18, 2007
------------------------------------   --------------------   -----------------
[Signature]                               [City, State]             Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Entry Total: $57,644,150.00

Form 13F Information Table Value Total: $76,444,847.00
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   13F File Number   Name

           28-
     ---      ------------   -------------

MENNO INSURANCE SERVICE

           COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                               TITLE OF              VALUE    SHRS OR                  INVESTMENT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER           CLASS    CUSIP    [x$1000]   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
AT&T Inc                       Common   00206R102  3,883,114    93,569                 Sole                Sole 93569
Abbott Laboratories            Common   002824100    893,750    16,690                 Sole                Sole 16690
Air Products & Chemicals Inc   Common   009158106    217,803     2,710                 Sole                Sole 2710
Allstate Corp                  Common   020002101    541,903     8,810                 Sole                Sole 8810
Alltel Corp                    Common   020039103    330,995     4,900                 Sole                Sole 4900
American International Group   Common   026874107  2,290,121    32,702                 Sole                Sole 32702
Ameriprise Financial Inc       Common   03076C106    205,077     3,226                 Sole                Sole 3226
Anadarko Petroleum Corp        Common   032511107    323,378     6,220                 Sole                Sole 6220
Apache Corp                    Common   037411105    360,301     4,416                 Sole                Sole 4416
BB&T Corp                      Common   054937107    288,014     7,080                 Sole                Sole 7080
Bank of America Corp           Common   060505104  3,236,176    66,193                 Sole                Sole 66193
Bank of New York Co Inc        Common   064057102    464,957    11,220                 Sole                Sole 11220
Bear Stearns Co                Common   073902108    251,020     1,793                 Sole                Sole 1793
Boston Scientific Corp         Common   101137107    324,318    21,142                 Sole                Sole 21142
Bristol-Myers Squibb Co        Common   110122108    941,119    29,820                 Sole                Sole 29820
CBS Corporation                Common   124857202    328,202     9,850                 Sole                Sole 9850
Capital One Financial Corp     Common   14040H105    520,528     6,636                 Sole                Sole 6636
Carnival Corporation           Common   143658300    365,287     7,490                 Sole                Sole 7490
Chubb Corp                     Common   171232101    313,471     5,790                 Sole                Sole 5790
Citigroup Inc                  Common   172967101  3,712,524    72,383                 Sole                Sole 72383
Clear Channel Communications   Common   184502102    235,619     6,230                 Sole                Sole 6230
Coca Cola Company              Common   191216100  1,399,816    26,760                 Sole                Sole 26760
ConocoPhillips                 Common   20825C104  1,807,070    23,020                 Sole                Sole 23020
Countrywide Financial Co       Common   222372104    322,788     8,880                 Sole                Sole 8880
Devon Energy Corp              Common   25179M103    481,405     6,149                 Sole                Sole 6149
Domtar Corp                    Common   257559104    121,689    10,904                 Sole                Sole 10904
Emerson Electric Co            Common   291011104    398,736     8,520                 Sole                Sole 8520
FPL Group Inc                  Common   302571104    316,609     5,580                 Sole                Sole 5580
Federal Home Loan Mortgage     Common   313400301    598,320     9,857                 Sole                Sole 9857
Federal National Mortgage Assn Common   313586109    943,496    14,442                 Sole                Sole 14442
Fifth Third Bancorp            Common   316773100    270,436     6,800                 Sole                Sole 6800
Ford Motor Co                  Common   345370860    242,037    25,694                 Sole                Sole 25694
General Mills Inc              Common   370334104    242,034     4,143                 Sole                Sole 4143
Genworth Financial Inc.        Common   37247D106    234,952     6,830                 Sole                Sole 6830
Goldman Sachs Group Inc        Common   38141G104    439,569     2,028                 Sole                Sole 2028
Hartford Financial Svcs Group  Common   416515104    454,131     4,610                 Sole                Sole 4610
Hess                           Common   42809H107    202,233     3,430                 Sole                Sole 3430
Hewlett Packard Co             Common   428236103    669,746    15,010                 Sole                Sole 15010
Host Marriott Corp             Common   44107P104    216,681     9,372                 Sole                Sole 9372
Huntington Bancshares          Common   446150104    359,974    15,830                 Sole                Sole 15830
IBM Corp                       Common   459200101    821,160     7,802                 Sole                Sole 7802
International Paper Co         Common   460146103    226,490     5,800                 Sole                Sole 5800
JPMorgan Chase & Co            Common   46625H100  2,501,231    51,625                 Sole                Sole 51625


Tuesday, July 17, 2007                                               Page 1 of 2

KeySpan Corp                   Common   49337W100    578,862    13,789                 Sole                Sole 13789
Kimberly-Clark Corp            Common   494368103    486,357     7,271                 Sole                Sole 7271
Kraft Foods Inc                Common   50075N104    752,623    21,351                 Sole                Sole 21351
Kroger Co                      Common   501044101    212,663     7,560                 Sole                Sole 7560
LSI Logic Corp                 Common   502161102    116,841    15,558                 Sole                Sole 15558
Lehman Brothers Holdings       Common   524908100    508,618     6,710                 Sole                Sole 6710
Eli Lilly & Co                 Common   532457108    759,409    13,590                 Sole                Sole 13590
Lincoln National Corp          Common   534187109    291,959     4,115                 Sole                Sole 4115
Marsh & Mclennan Companies     Common   571748102    225,424     7,300                 Sole                Sole 7300
McDonalds Corp                 Common   580135101    647,292    12,752                 Sole                Sole 12752
Mellon Financial Corp          Common   58551A108    202,840     4,610                 Sole                Sole 4610
Merck & Co Inc                 Common   589331107  1,610,482    32,339                 Sole                Sole 32339
Merrill Lynch Co               Common   590188108  1,042,995    12,479                 Sole                Sole 12479
MetLife Inc                    Common   59156R108    733,267    11,372                 Sole                Sole 11372
Morgan Stanley Dean Witter     Common   617446448  1,209,214    14,416                 Sole                Sole 14416
National City Corp             Common   635405103    363,854    10,920                 Sole                Sole 10920
Norfolk Southern Corp          Common   655844108    238,142     4,530                 Sole                Sole 4530
PNC Financial Services Group   Common   693475105    400,848     5,600                 Sole                Sole 5600
Pitney Bowes Inc               Common   724479100    275,770     5,890                 Sole                Sole 5890
Prudential Financial Inc       Common   744320102    490,039     5,040                 Sole                Sole 5040
Regions Financial Corp         Common   7591EP100    363,603    10,985                 Sole                Sole 10985
Sempra Energy                  Common   816851109    216,190     3,650                 Sole                Sole 3650
Simon Property Group Inc       Common   828806109    233,530     2,510                 Sole                Sole 2510
Sprint Nextel Corp             Common   852061100    853,645    41,219                 Sole                Sole 41219
Suntrust Banks                 Common   867914103    438,131     5,110                 Sole                Sole 5110
Time Warner Inc                Common   887317105    489,475    23,264                 Sole                Sole 23264
Travelers Cos Inc/The          Common   89417E109    546,235    10,210                 Sole                Sole 10210
Tyco International Ltd         Common   902124106    961,663    28,460                 Sole                Sole 28460
U.S. Bancorp                   Common   902973304    847,210    25,712                 Sole                Sole 25712
Valero Energy Corp             Common   91913Y100    644,355     8,724                 Sole                Sole 8724
Verizon Communications Inc     Common   92343V104  1,784,431    43,343                 Sole                Sole 43343
Wachovia Corp                  Common   929903102  1,456,320    28,416                 Sole                Sole 28416
Washington Mutual Inc          Common   939322103    606,256    14,218                 Sole                Sole 14218
Wells Fargo & Company          Common   949746101  1,641,278    46,667                 Sole                Sole 46667
Weyerhaeuser Co                Common   962166104    243,894     3,090                 Sole                Sole 3090
Wyeth                          Common   983024100    825,123    14,390                 Sole                Sole 14390
Xerox Corp                     Common   984121103    248,186    13,430                 Sole                Sole 13430
Ace Ltd                        Common   G0070K103    315,101     5,040                 Sole                Sole 5040
Ingersoll Rand Co              Common   G4776G101    227,503     4,150                 Sole                Sole 4150
XL Capital Ltd                 Common   G98255105    256,242     3,040                 Sole                Sole 3040
Aggregate Total                                   76,444,847 1,732,103

FWV OF ALL LISTED SECURITIES

SumOfFair Market Value
           57644150.00


                                                                     Page 1 of 1